CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net Loss	$ (6,512,304)	$ (2,067,255)	$ (11,963,038)	$ (8,553,281)
Adjustments to reconcile deficit accumulated for noncash items
Depreciation	371,870	360,332	1,505,944	1,320,594
Derivative revaluations (gain)	0	(1,063)	(1,217)	(14,626)
Change in value senior warrants, loss	2,419,355	0	(2,419,568)	0
Change in value conversion feature senior notes, (gain)	(32)	0	(1,511,968)	0
Debt discount amortization expense	742,404	0	3,771,948	0
Interest accrued, senior convertible notes paid in common stock	434,963	0	1,180,870	0
Debt discount amortization expense on subordinated note			81,368	0
Extinguishment loss	834,000	0	1,957,689	0
Amortization deferred finance costs	66,930	0	601,486	0
Share based compensation expense	37,905	92,685	201,757	445,966
Changes in operating assets & liabilities
Accounts receivable	304,442	484,434	208,827	(462,053)
Other current assets	54,087	(1,731)	(19,150)	(27,673)
Inventory, net	(291,734)	85,426	588,154	(121,618)
Accounts payable	66,809	44,117	(161,166)	61,145
Other current liabilities	(166,123)	(32,958)	43,507	(141,742)
Accrued interest	20,000	0	52,001	0
Deferred revenue	(100,162)	(84,983)	(339,933)	(311,667)
Other receivables			0	140,389
Cash (used) by operating activities	(1,717,590)	(1,120,996)	(6,222,489)	(7,664,566)
Investing Activities
Other receivables	3,000	3,000	12,000	12,000
Purchase of property & equipment	(30,294)	(90,820)	(241,439)	(866,472)
Cash (used) by investing activities	(27,294)	(87,820)	(229,439)	(854,472)
Financing Activities
Repayment of note payable	(28,407)	(36,713)	(120,670)	(99,089)
Proceeds from senior and subordinated convertible notes			10,000,000	0
Change in restricted cash account	2,213,663	0	(3,780,341)	0
Net proceeds from sale of common stock				8,634,881
Payment of debt issuance costs			(482,424)	0
Cash provided (used) by financing activities	2,185,256	(36,713)	5,616,565	8,535,792
Net change in cash and cash equivalents	440,372	(1,245,529)	(835,363)	16,758
Effect of exchange rate on cash	(1)	64	65	(4)
Cash and cash equivalents - beginning	1,169,093	2,004,391	2,004,391	1,987,637
Cash and cash equivalents - ending	1,609,466	758,926	1,169,093	2,004,391
Supplemental Schedule of Non Cash Investing and Financing Activities:
Common stock issued for principal payments on senior notes	2,335,000		6,275,000
Warrants issued for placement agent fees			$ 172,804